Pension and Severance Plans (Fair Values of Assets Held by Japanese and Foreign Plans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		¥ 476,411		¥ 437,206		¥ 742,204
Japan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		53,298		24,851
Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	63,927		50,646
Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	116,687		107,478
Japan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	30,348		71,192
Japan | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	1,029		1,090
Japan | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	89,281		58,740
Japan | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	22,283		21,823
Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[7]	29,153		30,191
Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[8]	47,384		48,410
Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	23,021		22,785
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		315,491		281,110		274,749
Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		5,914		4,632
Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	11,349		18,380
Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	18,843		93,826
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	59,071		31,769
Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		120		1,320
Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	59,867		78,280
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	3,760		33,569
Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	156,567		19,334
Level 1 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		114,412		73,266
Level 1 | Japan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		53,298		24,851
Level 1 | Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	59,946		47,308
Level 1 | Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	1,149		1,087
Level 1 | Japan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	19		20
Level 1 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		16,545		22,394
Level 1 | Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		5,914		4,632
Level 1 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	10,631		17,762
Level 2 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		259,953		259,968
Level 2 | Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	3,981		3,338
Level 2 | Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	115,538		106,391
Level 2 | Japan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	30,329		71,172
Level 2 | Japan | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	1,029		1,090
Level 2 | Japan | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	89,281		58,740
Level 2 | Japan | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	22,283		21,823
Level 2 | Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	(2,488)		(2,586)
Level 2 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		146,168		224,241
Level 2 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	718		618
Level 2 | Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	18,843		93,826
Level 2 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	59,071		31,769
Level 2 | Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		120		1,320
Level 2 | Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	59,867		78,280
Level 2 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	69		11,272
Level 2 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	7,480		7,156
Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		102,046		103,972		120,954
Level 3 | Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		29,153	[7]	30,191	[7]	27,956
Level 3 | Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		47,384	[8]	48,410	[8]	71,606
Level 3 | Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		25,509	[9]	25,371	[9]	21,392
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		152,778		34,475		34,583
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		3,691	[9]	22,297	[9]	22,089
Level 3 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		¥ 149,087	[14]	¥ 12,178	[14]	¥ 12,494

[1]	Includes approximately 37 percent and 42 percent of Japanese equity securities, and 63 percent and 58 percent of foreign equity securities for the fiscal years ended March 31, 2020 and 2021, respectively.
[2]	Includes approximately 36 percent of debt securities issued by Japanese national and local governments, and 64 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2020 and 2021.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Includes primarily mortgage-backed securities.
[5]	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 50 percent and 54 percent of investments in equity, 45 percent and 43 percent of investments in fixed income, and 5 percent and 3 percent of investments in other for the fiscal years ended March 31, 2020 and 2021, respectively.
[6]	Represents commodity futures funds.
[7]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the United States and Europe.
[8]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[9]	Includes primarily private real estate investment trusts.
[10]	Includes primarily foreign equity securities.
[11]	Includes primarily foreign government debt securities.
[12]	Includes primarily foreign corporate debt securities.
[13]	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.
[14]	Represents annuity contracts with or without profit sharing.